Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Net sales	$ 72,173,752	$ 69,079,263	$ 59,136,294
Cost of goods sold	49,879,676	48,568,410	42,862,215
Gross profit	22,294,076	20,510,853	16,274,079
Selling, general and administrative expenses	21,220,741	19,959,735	18,239,152
Royalty (income) expense, net	26,315	26,747	(37,261)
Amortization of intangible assets	53,941	51,507	45,511
Income (loss) from operations	993,079	472,864	(1,973,323)
Other income (expense), net
Interest expense	(1,152,554)	(768,286)	(690,384)
Gain on insurance proceeds, net	2,199,463	0	0
Other, net	172,234	(26,976)	9,254,325
Other income (expense), net	1,219,143	(795,262)	8,563,941
Income (loss) before income taxes	2,212,222	(322,398)	6,590,618
Income tax expense (benefit)	145,724	24,693	(19,898)
Net income (loss)	$ 2,066,498	$ (347,091)	$ 6,610,516
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.26	$ (0.05)	$ 0.87